NOTE 26: EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPORTING PERIOD
a)	Private Placement

On April 16, 2020, pursuant to a private placement financing, the Company issued 16,325,000 units at a price of C$0.03 (C$0.04) per unit for gross proceeds of $462,399 (C$653,000). Each unit consists of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of $0.07 (C$0.10) per share for a period of two years following the closing date of the financing.

On July 16, 2020, pursuant to a private placement financing, the Company issued 14,417,334 units for $0.04 (C$0.05) per unit for gross proceeds of $532,279 (C$720,866). Each unit is comprised of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of $0.09 (C$0.12) per share for a period of twenty-four months following the closing date of the financing.

b)	Other Share Transactions

i.	On January 23, 2020, the Company issued 4,800,000 common shares for $0.03 (C$0.045) per common share for total fair value consideration of $164,346 (C$216,000) as settlement of accounts payable.

ii.	On February 11, 2020, the Company issued 4,000,000 common shares for $0.03 (C$0.035) per common share for total fair value consideration of $105,327 (C$140,000) as settlement of amounts payable for marketing services.

iii.	On March 11, 2020, pursuant to the incorrect cancellation of common shares of the former CEO, the Company issued 651,875 common shares (note 17(a)(iii)).

iv.	On April 7, 2020, pursuant to the conversion of convertible debentures with a face value of $268,554 (C$367,500) and accrued interest of $16,113 (C$22,050), the Company issued 3,541,366 units. Each unit is comprised of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of $0.07 (C$0.10) for a period of two years following the closing date of the conversion.

v.	On April 8, 2020, pursuant to the conversion of convertible debentures with a face value of $147,691 (C$207,270) and accrued interest of $8,254 (C$11,584), the Company issued 1,989,588 units. Each unit is comprised of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of $0.07 ($C0.10) for a period of two years following the closing date of the conversion.

vi.	On May 7, 2020, pursuant to the conversion of convertible debentures with a face value of $178,380 (C$250,000) and accrued interest of $20,600 (C$28,871), the Company issued 3,064,515 common shares and 3,064,515 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of $0.09 (C$0.12) for a period of one year following the closing date of the conversion.

vii.	On May 7, 2020, the Company issued 347,142 common shares for $0.06 (C$0.085) per common share for total fair value consideration of $21,054 (C$29,507) as settlement of amounts payable for legal services.

viii.	On May 20, 2020, the Company issued 844,444 common shares. The issuance settled the obligation to issue 150,000 common shares of the Company (note 11(k)). In addition, the Company issued 694,444 common shares to settle the administrative charge of $18,876 (C$25,000) (note 11(k)).

c)	Share Options

On January 22, 2020, the Company issued 870,000 share options. Each share option entitles the holder to acquire one common share at a price of $0.04 ($0.05) for a period of three years following the issuance date.

On March 30, 2020, the Company issued 600,000 share options. Each share option entitles the holder to acquire one common share at a price of $0.04 ($0.05) for a period of three years following the issuance date.

d)	Warrants

On April 23, 2020, a total of 11,642,185 warrants with an exercise price of $0.30 (C$0.39) expired.

e)	Corporate

On January 21, 2020, the Company sold its first franchise agreement whereby the franchisee will pay an upfront franchise fee to the Company, an ongoing monthly royalty based on revenue, a variable monthly technology and marketing support fee, and are required to purchase Sun Valley Health CBD product lines for their clinic location.

On March 4, 2020, the Company incorporated a wholly owned subsidiary named Empower Healthcare Facility Assets Inc. On March 4, 2020, the Company also incorporated Empower Heritage Sandy Assets Corp. Both entities are US based Delaware corporations.

On May 15, 2020, the Company incorporated a British Columbia, Canada entity named Dosed Wellness Ltd.

e)	COVID-19

Subsequent to year-end, there was a global outbreak of COVID-19 (coronavirus), which has had a significant impact on businesses through the restrictions put in place by the United States, state and municipal governments regarding travel, business operations and isolation/quarantine orders. At this time, it is unknown the extent of the impact the COVID-19 outbreak may have on the Company as this will depend on future developments that are highly uncertain and that cannot be predicted with confidence. These uncertainties arise from the inability to predict the ultimate geographic spread of the disease, and the duration of the outbreak, including the duration of travel restrictions, business closures or disruptions, and quarantine/isolation measures that are currently, or may be put, in place by the United States and other countries to fight the virus.

f)	Arizona Recreational Legalization Ballot

The Arizona Marijuana Legalization Initiative may appear on the ballot in Arizona as an initiated state statute on November 3, 2020. The ballot initiative would legalize the possession and use of recreational marijuana for adults (age 21 years or older). The ballot initiative would allow people to grow no more than six marijuana plants for personal use in their residence, as long as the plants are within an enclosed area with a lock and beyond public view.